SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

A. Basis of Presentation and Principles of Consolidation:

The accompanying combined consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All intercompany accounts and transactions have been eliminated in consolidation.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Use of Estimates

B. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported of assets and liabilities and disclosure at the date of the combined consolidated financial statements and the reported amounts of income and expense during the reporting period. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income taxes, deferred taxes, share-based compensation and leases. Actual results could differ from those estimates.

Functional Currency and Foreign Currency Transactions

C. Functional Currency and Foreign Currency Transactions

Most of the revenues of the Company are received in U.S. dollars. In addition, a substantial portion of the costs of the Company are incurred in U.S. dollars. Therefore, the Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and each of its subsidiaries operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary balances denominated in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”).

Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non-U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions exchange rates at transaction dates and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) historical exchange rates. Currency transaction gains and losses are presented in the financial income net, as appropriate.

Cash and cash equivalents

D. Cash and cash equivalents

The Company considers all short-term investments, which are highly liquid investments with original maturities of three months or less at the date of purchase, to be cash equivalents.

Restricted Deposits	E. Restricted Deposits Restricted cash held in interest bearing saving accounts which are used as a security for the Group’s credit card and lease obligations.
Accounts receivable and allowance for credit losses

F. Accounts receivable and allowance for credit losses

Accounts receivables are recorded at the invoiced amount, net of an allowance for credit losses. The Group evaluates its outstanding accounts receivables and establishes an allowance for credit losses based on information available on their credit condition, current aging, historical experience, future economic and market conditions. These allowances are reevaluated and adjusted periodically as additional information is available. Changes in the allowance for expected credit losses are recorded under general and administrative expenses in the combined consolidated statements of operations.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Fixed assets

G. Fixed assets

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line basis over the estimated useful lives, at the following annual rates:

%
Computers and peripherals equipment	33
Office furniture and equipment	6-15
Leasehold improvements	(*)

(*)	Over the shorter of the lease term (including options if any that are reasonably certain to be exercised estimated useful life).

Leases

H. Leases

In accordance with ASC No. 842 “Leases”, the Company determines if an arrangement is a lease at inception. If an arrangement is a lease, the Company determines whether it is an operating lease or a finance lease at the lease commencement date. Operating leases are included in operating lease right-of-use asset, operating lease liabilities – current, and non-current operating lease liabilities in the Company’s combined consolidated balance sheets.

Operating lease assets represent the Company’s right to control the use of an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the estimated lease.

Operating lease assets and liabilities are recognized on the commencement date based on the present value of lease payments over the lease term.

The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. The incremental borrowing rate is estimated based on factors such as the lease term, credit standing and the economic environment of the location of the lease.

Variable lease payments, including payments based on an index or a rate, are expensed as incurred and are not included within the operating lease asset and operating lease liabilities. The Company does not separate non-lease components from lease components for its leases of real estate.

The Company’s lease terms are the noncancelable periods, including any rent-free periods provided by the lessor, and include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. At lease inception, and in subsequent periods as necessary, the Company estimates the lease term based on its assessment of extension and termination options that are reasonably certain to be exercised. Lease costs are recognized on a straight-line basis over the lease term.

The Company does not recognize operating lease asset and operating lease liabilities for leases with terms shorter than 12 months. Lease costs for short-term leases are recognized on a straight-line basis over the lease term.

The Company has material non-functional currency leases. Lease liabilities in respect of leases denominated in a foreign currency are remeasured using the exchange rate at each reporting date. Lease assets are measured at historical rates, which are not affected by subsequent changes in the exchange rates.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Revenue Recognition

I. Revenue Recognition

As described in note 1.D, the Company generates revenues from obtaining internet user traffic and routing such traffic to its customers. The Company is entitled to receive consideration for its service upon each individual internet user traffic routed to and monetized by its customers.

The Company’s revenues are measured according to the ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, revenues are measured according to the amount of consideration that the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties, such as VAT taxes. Revenues are presented net of VAT. The Company’s payments terms are less than one year. Therefore, no finance component is recognized.

The Company recognizes revenues upon routing of internet users’ traffic that is monetized by its customers. As the Company operates as the primary obligor in its arrangements and has sole discretion in determining to which of its customers internet user traffic is to be routed, revenues are presented on a gross basis.

Traffic-acquisition and related costs

J. Traffic-acquisition and related costs

Traffic acquisition and related costs consist primarily of fees paid to suppliers in connection with the Company’s internet traffic sources, as well as internal costs incurred in connection with the acquisition of such traffic. Traffic acquisition costs are expensed as incurred.

Research and development expenses

K. Research and development expenses

Research and development costs are charged to the combined consolidated statements of income as incurred, except for certain costs relating to internally developed software, which are capitalized.

The Company capitalizes certain internal-use software development costs, consisting of direct subcontractors’ costs associated with creating the internally developed software. Software development projects generally include three stages: (i) the preliminary project stage (all costs expensed as incurred); (ii) the application development stage (costs are capitalized) and (iii) the post implementation/operation stage (all costs expensed as incurred).

The costs capitalized in the application development stage primarily include the costs of designing the application, coding and testing of the system. Capitalized costs are amortized using the straight-line method over the estimated useful life of the software, once it is ready for its intended use.

The Company believes that the straight-line recognition method best approximates the manner in which the expected benefit will be derived. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Income taxes

L. Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”, and (“ASC 740”). ASC 740 prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized.

Uncertain tax positions are accounted for in accordance with the provisions of ASC 740-10, under which a company may recognize the tax benefit from an uncertain tax position claimed or expected to be claimed on a tax return only if it is more likely than not that the tax position will be sustained on examination by the taxation authorities, based on the technical merits of the position, at the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Interest and penalties, if any, related to unrecognized tax benefits, are recognized in tax expense.

Contingencies

M. Contingencies

The Company records accruals for loss contingencies arising from claims, litigation and other sources when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted periodically as assessments change or additional information becomes available. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Fair Value of Financial Instruments

N. Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, restricted deposits, accounts receivable, loan to Parent Company, other current assets, current maturities of long-term loan, accounts payable, other payables, short-term loans approximate their fair value due to the short-term maturities of such instruments. The carrying amount of the Parent Company loan approximates its fair value due to its initial recognition at fair value upon modification (see note 15).

The carrying amount of the variable interest rate long-term loan is approximates to its fair value as it bears interest at approximate market rate.

Business Combinations

O. Business Combinations

The Company accounts for its business combinations in accordance with ASC 805, “Business Combinations” (“ASC 805”). ASC 805 specifies the accounting for business combinations and the criteria for recognizing and reporting intangible assets apart from goodwill. ASC 805 requires recognition of assets acquired, liabilities assumed and any non-controlling interest at the acquisition date, measured at their fair values as of that date.

Acquisition-related intangible assets result from the Company’s acquisitions of businesses accounted for under the purchase method and consist of the fair value of identifiable intangible assets including customer relations, technology, as well as goodwill. Goodwill is the amount by which the acquisition cost exceeds the fair values of identifiable acquired net assets on the date of purchase. Acquisition-related definite lived intangible assets are reported at cost, net of accumulated amortization.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Goodwill

P. Goodwill

The Company’s goodwill reflects the excess of the consideration paid or transferred including the fair value of contingent consideration over the fair values of the identifiable net assets acquired.

Goodwill is not amortized but instead is tested for impairment, in accordance with ASC 350, “Intangibles – Goodwill and Other” (“ASC 350”), at the reporting unit level, at least annually at December 31 each year, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

The goodwill impairment test is performed by evaluating an initial qualitative assessment of the likelihood of impairment. If this step indicates that the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the impairment test is performed.

In the impairment test, the Company compares the fair value of the reporting unit to the carrying value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the net assets allocated to that unit, goodwill is not impaired, and no further testing is required. If the fair value is less than the carrying value of the reporting unit, then the second step of the impairment test is performed to measure the amount of the impairment.

Intangible assets, other than goodwill

Q. Intangible assets, other than goodwill

Intangible assets are identifiable non-monetary assets that have no physical substance. Intangible assets with indefinite useful lives are not amortized and are tested for impairment once a year, or whenever there is a sign indicating that impairment may have occurred, in accordance with ASC 350. An estimate of the useful life of intangible assets with an indefinite useful life is examined at the end of each reporting year. A change in the estimated useful life of an intangible asset that changes from indefinite-lived to finite-lived is treated prospectively.

Intangible assets with a finite useful life are amortized in a straight line over their estimated useful life subject to impairment testing. A change in the estimated useful life of an intangible asset with a finite useful life is treated prospectively.

The useful life used to amortize intangible assets with a finite useful life is as follows:

%
Customer relations	14.3
Technology	16.7-22
Internal-use software	33

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Impairment of long-lived assets

R. Impairment of long-lived assets

The Company’s long-lived assets to be held or used, including property and equipment, right of use assets and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, “Property, Plants and Equipment” (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Severance Pay

S. Severance Pay

The Company’s liability for severance pay for some of its Israeli employees is calculated pursuant to Israeli Severance Pay Law, 1963 (the “Israeli Severance Pay Law”) based on the most recent salary of the employee multiplied by the number of years of employment, as of the balance sheet date. These employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis. The liability is classified based on the expected date of settlement and therefore is usually classified as a long-term liability unless the cessation of the employees is expected during the upcoming year.

The Company’s liability for these Israeli employees is partially covered by monthly deposits for insurance policies and the remainder by an accrual. The deposited funds for these policies are recorded as an asset in the Company’s balance sheet and include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash redemption value of these policies.

With respect to other Israeli employees, the Company acts pursuant to the general approval of the Israeli Ministry of Labor and Welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law (“Section 14”), according to which the current deposits with the pension fund and/or with the insurance company exempt the Company from any additional obligation to these employees for whom the said depository payments are made. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s balance sheet.

Severance expenses for the years ended December 31, 2021 and 2020 amounted to $157 and $218, respectively.

Share-based compensation

T. Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, “Stock Compensation” (“ASC 718”), which requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods, which is generally the vesting period, in the Company’s combined consolidated statement of operations.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T. Share-based compensation (Cont.)

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its share options awards. The option-pricing model requires several assumptions, of which the most significant are the expected share price volatility and the expected option term.

The Company accounts for forfeitures as they occur.

Warrants

U. Warrants

The Company accounts for warrants in accordance with applicable accounting guidance provided in ASC Topic 815 “Derivatives and Hedging – Contracts in Entity’s Own Equity” (ASC Topic 815), as equity instruments.

Net income per share

V. Net income per share

In accordance with ASC 260, “Earnings Per Share” (“ASC 260”), basic net earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net earnings per share reflects the potential dilution that could occur if share options, warrants or other commitments to issue ordinary shares were exercised or equity awards vested, resulting in the issuance of ordinary shares that could share in the net earnings of the Company.

Segment reporting

W. Segment reporting

The Company reports financial and descriptive information about its reportable segments. Reportable segments are operating segments or aggregations of operating segments that meet specified criteria as defined in ASC 280, “Segments Reporting”.

Operating segments are distinguishable components of an entity for each of which a separate financial information is available and is reported in a manner consistent with the internal reporting provided to the entity’s Chief Operating Decision Maker (“CODM”) in making decisions about how to allocate resources and in assessing performance.

The review of the CODM is carried out according to the results of the segment’s activity. His review does not include certain expenses that are not related specifically to the activity of each of the segments. Those expenses are presented as reconciliation between segments operating results to total operating results in financial statements.

Recent accounting pronouncements

X. Recent accounting pronouncements

ASU 2019-12, Income Taxes

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this ASU simplify the accounting for income taxes, eliminates certain exceptions to the general principles in Topic 740 and clarifies certain aspects of the current guidance to improve consistent application among reporting entities. ASU 2019-12 is effective for annual periods beginning after January 1, 2022 and interim periods within annual periods beginning after January 1, 2023, and early adoption was permitted.

The Company does not expect the adoption of this accounting standard will have a material impact on its combined consolidated financial statements

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES (Cont.)

X. Recent accounting pronouncements (cont.)

ASU 2019-10, Financial Instruments—Credit Losses (Topic 326)

In September 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326)” (“ASU 2016-13”), which requires the immediate recognition of management’s estimates of current and expected credit losses. In November 2018, the FASB issued ASU 2018-19, which makes certain improvements to Topic 326. In April and May 2019, the FASB issued ASUs 2019-04 and 2019-05, respectively, which adds codification improvements and transition relief for Topic 326. In November 2019, the FASB issued ASU 2019-10, which delays the effective date of Topic 326 for Smaller Reporting Companies to interim and annual periods beginning after December 15, 2022, with early adoption permitted. In November 2019, the FASB issued ASU 2019-11, which makes improvements to certain areas of Topic 326. In February 2020, the FASB issued ASU 2020-02, which adds an SEC paragraph, pursuant to the issuance of SEC Staff Accounting Bulletin No. 119, to Topic 326.

The amendments in this update are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted.

The Company does not expect that the adoption of this accounting standard will have a material impact on its combined consolidated financial statements

ASU 2021-08, Business Combinations

In October 2021 the FASB issued ASU 2021-08, “Business Combinations (Topic 805) – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”. The amendments in this update require that an entity (acquirer), recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. To achieve this, an acquirer may assess how the acquiree applied Topic 606 to determine what to record for the acquired revenue contracts.

The amendments in this update are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted.

The Company does not expect that the adoption of this accounting standard will have a material impact on its combined consolidated financial statements.

ASU 2020-06, Convertible instruments

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for convertible instruments by removing certain separation models in Accounting Standards Codification (“ASC”) 470-20, “Debt—Debt with Conversion and Other Options,” (“ASC 470-20”) for convertible instruments. Under ASU 2020-06, the embedded conversion features no longer are separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives under ASC 815, “Derivatives and Hedging,” or that do not result in substantial premiums accounted for as paid-in capital. For smaller reporting companies, ASU 2020-06 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2023, with early adoption permitted for fiscal years beginning after December 15, 2020.

The Company currently does not expect that the adoption of this accounting standard will have a material impact on its combined consolidated financial statements.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

ASU 2021-04, Warrants

In May 2021, the Financial Accountings Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2021-04, “Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815- 40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options” (“ASU 2021-04”). The guidance is effective for the Company on January 1, 2022.

The Company currently does not expect that the adoption of this accounting standard will have a material impact on its combined consolidated financial statements.